Related Party Disclosure	12 Months Ended
Jul. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Party Disclosure

21. Related Party Disclosure

Key Management Personnel Compensation

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the Company’s operations, directly or indirectly. The key management personnel of the Company are the members of the executive management team and Board of Directors, and they control approximately 6.15% of the outstanding shares of the Company as at July 31, 2019 (July 31, 2018 – 8.77%) .

Compensation provided to key management during the period was as follows:

For the years ended	July 31, 2019	July 31, 2018
Salary and/or consulting fees	$3,550	$1,969
Bonus compensation	481	275
Stock-based compensation	16,235	3,836
Total	$20,266	$6,080

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed by the related parties.

Unless otherwise stated the below granted stock options will vest on the one-year anniversary of the date of grant and the balance will vest quarterly over two years thereafter.

On July 26, 2019, the Company granted certain of its executives a total 250,000 stock options with an exercise price of $5.88

On July 18, 2019, the Company granted certain of its executives a total 650,000 stock options with an exercise price of $6.54. On March 20, 2019, the Company granted certain of its executives a total 325,000 stock options with an exercise price of $8.50.

On February 21, 2019, the Company granted the CEO 3,333,333 stock options with an exercise price of $7.46. Additional to the standard vesting terms as defined in Note 11, is an achievement condition in which vesting may only occur once a volume weighted average trading price of $10 or greater is achieved for a 20-day period prior to a vesting date. All unvested options will carry over and vest if the condition is met at a future vesting date.

On February 19, 2019, the Company granted certain of its executives a total 615,000 stock options with an exercise price of $7.13.

On December 17, 2018, the Company granted certain of its executives a total 74,000 stock options with an exercise price of $5.09. Of which, 54,000 stock options will fully vest at the 6-month anniversary of the grant date.

On September 17, 2018, the Company granted certain executives of the Company a total of 650,000 stock options with an exercise price of $7.93.

On July 11, 2018, the Company granted certain directors and executives of the Company a total of 4,325,000 stock options with an exercise price of $4.89. Within the grant there exist 350,000 stock option which fully vest on April 30, 2019.

On April 16, 2018, the Company granted certain directors and executives of the Company a total of 845,000 stock options with an exercise price of $4.27.

On March 12, 2018, the Company granted certain directors and executives of the Company a total of 325,000 stock options with an exercise price of $3.89.

On December 4, 2017, the Company granted certain directors and executives of the Company a total of 1,750,000 stock options with an exercise price of $2.69, of which half of the options will vest immediately, and the balance will vest annually over three years thereafter with the exception of 75,000 stock options which vest in full by April 30, 2019.

On November 6, 2017, the Company granted certain directors of the Company a total of 125,000 stock options with an exercise price of $2.48.

On September 8, 2017, the Company granted certain executives of the Company a total of 650,000 stock options with an exercise price of $1.37.

The Company loaned $20,279 on September 7, 2018, to the related party BCI to be used in the purchase of a facility in Belleville, Ontario and was repaid in full during the third quarter of fiscal 2019.